Income tax / (expense) (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023 EUR (€)	Dec. 31, 2023	Jun. 30, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Disclosure Of Income Tax [Line Items]
Current tax expense (income)	€ 0
Unused tax losses with no expiration date	466,153,000			€ 466,153,000
Unused tax losses subject to expiration	€ 15,419,000		$ 16,446	€ 15,419,000	$ 16,446
Forecast
Disclosure Of Income Tax [Line Items]
Applicable tax rate		0.00%